RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
Changes in loans outstanding to such related parties during the years ended December 31, 2013 and 2012 are as follows:

	Years Ended December 31,
	2013	2012
	(In Thousands)
Balance at beginning of year	$1,948	$2,063
Additions	426	362
Repayments	(345)	(477)
Balance at end of year	$2,029	$1,948